Financial Instruments - Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	£ 7	£ (44)
(Losses)/gains arising during the period	(6)	16	£ (59)
Transfer to net profit from cash flow hedge reserve	22	35	17
Hedge reserve balance at the end of the period: gains/(Losses) deferred	23	7	(44)
Interest rate hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred		1
(Losses)/gains arising during the period	4	(1)
Hedge reserve balance at the end of the period: gains/(Losses) deferred	4		1
Cost of hedging reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(7)	(7)
(Losses)/gains arising during the period	(1)
Hedge reserve balance at the end of the period: gains/(Losses) deferred	(8)	(7)	(7)
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	14	(38)
(Losses)/gains arising during the period	(9)	17
Transfer to net profit from cash flow hedge reserve	22	35
Hedge reserve balance at the end of the period: gains/(Losses) deferred	£ 27	£ 14	£ (38)